COMMON SHARES AND TREASURY SHARES	12 Months Ended
Dec. 31, 2025
COMMON SHARES AND TREASURY SHARES
Common shares and treasury shares	NOTE 17 – COMMON SHARES AND TREASURY SHARES

Common shares		2025	2024	2023
	Nominal value per share (USD)	Number of shares	Number of shares	Number of shares
A-shares	0.01	101,332,707	97,814,051	86,225,684
B-shares	0.01	1	1	1
C-shares	0.01	1	1	1
Total		101,332,709	97,814,053	86,225,686
During the year, the share capital was increased by 4,012,027 A-shares with a nominal value of $40,120.27. The total amount including share premium amounted to $19.3m. $17.0m was non-cash increases in conjunction with the acquisition of 1 vessel, and $2.3m was contributed in cash in connection with exercise of Restricted Share Units.
During 2024, the share capital was increased by 11,588,367 A-shares with a nominal value of $115,883.67.The total amount including share premium amounted to $331.7m. $319.2m was a non-cash increase in conjunction with the acquisition of nineteen vessels, and
$12.5m was contributed in cash in connection with exercise of Restricted Share Units.
During 2023, the share capital was increased by 3,914,385 A-shares with a nominal value of $39,143.85. The total amount including share premium amounted to $92.7m. $86.5m was a non-cash increase in conjunction with the acquisition of five vessels, and $6.2m was contributed in cash in connection with exercise of Restricted Share Units.
The A-shares are listed on Nasdaq in Copenhagen and Nasdaq in New York and are publicly available for trading. Each A-share carries one vote at the General Meetings and gives the shareholders the right to dividends, liquidation proceeds, or other distributions. The A-
shares carry no other rights or obligations. The B-share has one vote at the General Meetings, has no pre-emption rights in relation to any issue of new shares of other classes, and carries no right to receive dividends, liquidation proceeds, or other distributions from
TORM.
The holder of the B-share has the right to elect one member to the Board of Directors (being the Deputy Chair), up to three alternates as well as one Board Observer. The B-share cannot be transferred or pledged, except for a transfer to a replacement trustee.
The C-share represents 350,000,000 votes at the General Meetings in respect of certain Specified Matters, including election of members to the Board of Directors (including the Chair, but excluding the Deputy Chair) and certain amendments to the Articles of
Association proposed by the Board of Directors. The C-share has no pre-emption rights in relation to any issue of new shares of other classes and carries no right to receive dividends, liquidation proceeds, or other distributions from TORM. The C-share cannot be transferred or pledged, except to an affiliate of Njord Luxco.
The B-share and the C-share are redeemable by TORM in the event that (i) TORM has received written notification from Njord Luxco
(or its affiliates) that Njord Luxco and its affiliates (as defined in the Articles of Association) hold less than 1/3 in aggregate of TORM’s issued and outstanding shares, (ii) 5 business days have elapsed from the Board of Directors’ receipt of such written notice either without any Board member disputing such notice or with at least 2/3 of the Board members confirming such notice, and (iii) both of the
B-share and the C-share are redeemed at the same time.
After the end of the year, subsequent changes were made to the B- and C-shares. Refer to Note 2 for description of subsequent events.
NOTE 17 – continued

Treasury shares	2025	2024	2023
Number of shares '000
Balance as of January 01	493.4	493.4	493.4
Cancellations	-493.4	—	—
Balance as of December 31	0.0	493.4	493.4

	2025	2024	2023
Nominal value USD '000
Balance as of January 01	4.9	4.9	4.9
Cancellations	(4.9)	—	—
Balance as of December 31	—	4.9	4.9

Treasury shares - continued	2025	2024	2023
Percentage of share capital
Balance as of January 01	0.5%	0.6%	0.6%
Cancellations	(0.5)%	—%	—%
Dilution due to capital increases	—	(0.1)%	—%
Balance as of December 31	—%	0.5%	0.6%
At the 2025 Annual General Meeting on April 16, 2025, our shareholders approved the application for a court order from the
Companies Court in England and Wales to effect the cancellation of 493,371 treasury shares that we purchased in share buybacks on
Nasdaq Copenhagen A/S in 2016 and 2020. On May 15, 2025, the Court approved the cancellation. The cancellation of these treasury shares was intended to rectify the fact that these repurchases were not made in accordance with the UK Companies Act, which distinguishes between buybacks effected through “market purchases” and “off-market purchases.” We effected these buybacks under
“market purchase” resolutions; however, for purposes of the UK Companies Act, Nasdaq Copenhagen A/S is an overseas exchange, making it ineligible for buybacks conducted under the “market purchase” provisions. The cancellation of the affected treasury shares did not affect the rights attached to, or result in any other change to, any of our other shares (or their nominal value).
As of December 31, 2024, the Company's holding of treasury shares represented 493,371 shares, (2023: 493,371 shares) of $0.01 each at a total nominal value of $0.0m (2023: $0.0m) and a market value of $9.6m (2023: $14.9m).
Restricted Share Units
Key management participates in an LTIP program, which gives the right to buy TORM shares at a predefined share price. Please refer to note 5.